UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity® Inflation-Protected
Bond Index Central Fund

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

IPB-SANN-0513
1.938136.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	.0039%	$ 1,000.00	$ 1,008.00	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	44.6	36.8
1 - 1.99%	35.3	37.3
2 - 2.99%	20.1	25.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2013
6 months ago
Years	5.5	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2013
6 months ago
Years	3.5	3.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	U.S. Government and U.S. Government Agency Obligations 99.8%		U.S. Government and U.S. Government Agency Obligations 99.8%
	Net Other Assets (Liabilities) 0.2%		Net Other Assets (Liabilities) 0.2%
* Inflation Protected Securities	99.8%	** Inflation Protected Securities	99.8%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 48,886,076	$ 51,969,412
0.125% 4/15/17	55,012,229	59,367,351
0.125% 1/15/22	48,661,946	53,008,775
0.125% 7/15/22	50,191,163	54,761,017
0.125% 1/15/23	34,447,742	37,185,209
0.5% 4/15/15	27,823,949	29,244,056
0.625% 7/15/21	44,087,421	50,484,543
1.125% 1/15/21	41,532,438	49,019,579
1.25% 4/15/14	20,482,876	21,172,843
1.25% 7/15/20	36,310,706	43,412,469
1.375% 7/15/18	18,431,123	21,606,802
1.375% 1/15/20	23,627,912	28,167,824
1.625% 1/15/15	28,258,826	30,160,287
1.625% 1/15/18	18,686,898	21,807,550
1.875% 7/15/15	24,819,341	27,245,729
1.875% 7/15/19	19,483,453	23,869,444
2% 7/15/14	28,627,024	30,316,421
2% 1/15/16	24,323,076	27,126,692
2.125% 1/15/19	17,146,650	20,931,667
2.375% 1/15/17	20,641,280	24,091,313
2.5% 7/15/16	23,801,980	27,557,260
2.625% 7/15/17	17,695,689	21,297,809
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $736,496,170)	753,804,052
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,553,615
NET ASSETS - 100%	$ 755,357,667
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $736,496,170)		$ 753,804,052
Cash		541,180
Receivable for investments sold		17,076,728
Receivable for fund shares sold		158,674
Interest receivable		1,608,704
Total assets		773,189,338

Liabilities
Payable for investments purchased	$ 16,802,517
Payable for fund shares redeemed	1,025,098
Other payables and accrued expenses	4,056
Total liabilities		17,831,671

Net Assets		$ 755,357,667
Net Assets consist of:
Paid in capital		$ 738,049,785
Net unrealized appreciation (depreciation) on investments		17,307,882
Net Assets, for 7,308,998 shares outstanding		$ 755,357,667
Net Asset Value, offering price and redemption price per share ($755,357,667 ÷ 7,308,998 shares)		$ 103.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 3,497,151
Inflation principal income		2,570,678
Amortization of premium		(6,998,261)
		(930,432)

Expenses
Custodian fees and expenses	$ 13,369
Independent directors' compensation	1,262
Total expenses before reductions	14,631
Expense reductions	(1,333)	13,298
Net investment income (loss)		(943,730)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		964,846
Change in net unrealized appreciation (depreciation) on investment securities		4,782,979
Net gain (loss)		5,747,825
Net increase (decrease) in net assets resulting from operations		$ 4,804,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	For the period (commencement of operations) February 22, 2012 to September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (943,730)	$ 3,356,216
Net realized gain (loss)	964,846	(531,952)
Change in net unrealized appreciation (depreciation)	4,782,979	12,524,903
Net increase (decrease) in net assets resulting from operations	4,804,095	15,349,167
Affiliated share transactions Proceeds from sales of shares	166,249,788	659,769,100
Cost of shares redeemed	(66,808,337)	(24,006,146)
Net increase (decrease) in net assets resulting from share transactions	99,441,451	635,762,954
Total increase (decrease) in net assets	104,245,546	651,112,121

Net Assets
Beginning of period	651,112,121	-
End of period	$ 755,357,667	$ 651,112,121
Other Affiliated Information Shares
Sold	1,606,650	6,587,801
Redeemed	(648,258)	(237,195)
Net increase (decrease)	958,392	6,350,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Period ended September 30,
	(Unaudited)	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 102.53	$ 100.00
Income from Investment Operations
Net investment income (loss) D	(.140)	.598
Net realized and unrealized gain (loss)	.960	1.932
Total from investment operations	.820	2.530
Net asset value, end of period	$ 103.35	$ 102.53
Total Return B, C	.80%	2.53%
Ratios to Average Net Assets G
Expenses before reductions E	-% A	-% A
Expenses net of fee waivers, if any E	-% A	-% A
Expenses net of all reductions E	-% A	-% A
Net investment income (loss)	(.27)% A	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 755,358	$ 651,112
Portfolio turnover rate	40% A	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period February 22, 2012 (commencement of operations) to September 30, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,272,702
Gross unrealized depreciation	(203,677)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,069,025

Tax Cost	$ 736,735,027

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,262.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $71.

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Tactical Income
Central Fund

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-SANN-0513
1.807412.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	.0018%	$ 1,000.00	$ 1,005.70	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 62.9%	U.S. Government and U.S. Government Agency Obligations 67.4%
AAA 1.6%	AAA 0.9%
AA 4.7%	AA 5.0%
A 9.3%	A 5.8%
BBB 19.0%	BBB 15.9%
BB and Below 2.2%	BB and Below 1.9%
Not Rated† 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Duration as of March 31, 2013
6 months ago
Years	4.6	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2013*	As of September 30, 2012**
Corporate Bonds 25.2%	Corporate Bonds 20.7%
U.S. Government and U.S. Government Agency Obligations 62.9%	U.S. Government and U.S. Government Agency Obligations 67.4%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.4%
CMOs and Other Mortgage Related Securities 9.8%	CMOs and Other Mortgage Related Securities 7.7%
Municipal Bonds 1.4%	Municipal Bonds 0.7%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

* Foreign investments	3.2%	** Foreign investments	2.8%
* Futures and Swaps	(0.7)%	** Futures and Swaps	(0.6)%
† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments March 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Media - 1.6%
Comcast Corp.:
4.65% 7/15/42	$ 15,239,000	$ 15,535,475
5.15% 3/1/20	5,729,000	6,790,819
6.5% 1/15/17	4,401,000	5,262,020
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	2,252,888
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,347,010
Discovery Communications LLC:
3.25% 4/1/23	821,000	833,622
4.875% 4/1/43	1,924,000	1,971,827
NBCUniversal Media LLC:
5.15% 4/30/20	4,048,000	4,800,147
6.4% 4/30/40	5,208,000	6,613,592
News America Holdings, Inc. 7.75% 12/1/45	2,912,000	4,002,955
News America, Inc. 6.15% 2/15/41	8,529,000	10,229,444
Time Warner Cable, Inc.:
4% 9/1/21	5,000,000	5,338,465
4.5% 9/15/42	4,553,000	4,145,884
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,031,450
6.2% 3/15/40	7,609,000	8,865,931
Viacom, Inc. 4.375% 3/15/43 (d)	4,013,000	3,714,040
		91,735,569
CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	1,144,000	1,165,427
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,715,000	4,043,662
Fortune Brands, Inc.:
5.375% 1/15/16	344,000	381,880
6.375% 6/15/14	1,962,000	2,088,765
Heineken NV:
1.4% 10/1/17 (d)	3,047,000	3,034,462
2.75% 4/1/23 (d)	3,184,000	3,129,222
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	4,105,000	4,396,751
		18,240,169
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	2,515,000	2,546,812
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,063,000	$ 2,084,350
3.2% 1/25/23	2,398,000	2,391,919
4.65% 1/25/43	2,671,000	2,662,709
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,848,152
6.125% 2/1/18	3,784,000	4,540,301
6.5% 8/11/17	3,770,000	4,553,840
6.5% 2/9/40	1,101,000	1,431,988
		28,513,259
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	4,049,378
4.25% 8/9/42	4,116,000	3,885,681
9.25% 8/6/19	1,502,000	2,094,685
9.7% 11/10/18	1,582,000	2,202,633
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,978,006
4.75% 11/1/42	4,750,000	4,603,805
6.75% 6/15/17	6,895,000	8,302,007
7.25% 6/15/37	9,291,000	12,128,434
		46,244,629
TOTAL CONSUMER STAPLES		95,544,869
ENERGY - 2.9%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	5,140,000	5,491,561
5.35% 3/15/20 (d)	4,099,000	4,536,523
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,881,096
5% 10/1/21	3,309,000	3,712,274
FMC Technologies, Inc.:
2% 10/1/17	759,000	764,051
3.45% 10/1/22	1,376,000	1,397,856
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,692,554
		24,475,915
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 16,085,000	$ 19,206,841
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,781,868
3.875% 3/15/23	1,668,000	1,678,255
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	834,151
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,171,977
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,694,000	2,034,811
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	3,216,763
Petro-Canada 6.05% 5/15/18	1,960,000	2,362,731
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,675,028
5.375% 1/27/21	7,945,000	8,572,599
5.75% 1/20/20	7,357,000	8,102,816
Petroleos Mexicanos:
3.5% 1/30/23 (d)	6,563,000	6,546,593
4.875% 1/24/22	5,000,000	5,525,000
5.5% 6/27/44	17,274,000	17,835,405
5.5% 6/27/44 (d)	6,226,000	6,412,780
6.5% 6/2/41	12,505,000	14,724,638
Phillips 66:
4.3% 4/1/22	4,867,000	5,346,429
5.875% 5/1/42	4,167,000	4,902,438
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,400,243
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	5,020,605
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,175,255
4.6% 6/15/21	1,165,000	1,246,176
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,351,801
Western Gas Partners LP 5.375% 6/1/21	6,459,000	7,309,760
Williams Partners LP 4.125% 11/15/20	1,086,000	1,172,450
		144,607,413
TOTAL ENERGY		169,083,328
FINANCIALS - 12.2%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,219,000	5,917,125
5.75% 1/24/22	5,977,000	6,954,018
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 4,700,000	$ 5,482,066
6.75% 10/1/37	13,609,000	15,271,244
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,730,499
7.125% 5/15/15	8,210,000	9,081,861
Morgan Stanley:
3.75% 2/25/23	4,993,000	5,050,589
4.75% 4/1/14	1,352,000	1,397,711
4.875% 11/1/22	10,740,000	11,393,465
5.75% 1/25/21	10,136,000	11,719,801
6.625% 4/1/18	7,000,000	8,371,447
7.3% 5/13/19	3,747,000	4,639,194
		88,009,020
Commercial Banks - 1.5%
Bank of America NA 5.3% 3/15/17	3,196,000	3,582,339
Credit Suisse 6% 2/15/18	9,198,000	10,666,516
Discover Bank:
7% 4/15/20	5,075,000	6,320,720
8.7% 11/18/19	1,160,000	1,550,806
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,352,766
8.25% 3/1/38	1,976,000	2,739,090
Fifth Third Bank 4.75% 2/1/15	556,000	593,180
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	2,885,000	2,892,213
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,467,079
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,513,399
KeyBank NA 6.95% 2/1/28	850,000	1,057,697
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,602,386
Regions Bank:
6.45% 6/26/37	7,667,000	8,299,528
7.5% 5/15/18	12,848,000	15,770,920
Regions Financial Corp.:
5.75% 6/15/15	877,000	951,633
7.75% 11/10/14	4,089,000	4,508,041
Royal Bank of Scotland Group PLC 6.125% 12/15/22	11,163,000	11,553,459
		84,421,772
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	$ 4,015,000	$ 4,132,262
5.2% 4/27/22	3,503,000	3,941,863
General Electric Capital Corp.:
1% 12/11/15	4,728,000	4,757,380
2.1% 12/11/19	1,616,000	1,643,845
HSBC USA, Inc. 1.625% 1/16/18	5,136,000	5,133,576
Hyundai Capital America:
1.625% 10/2/15 (d)	1,922,000	1,935,125
2.125% 10/2/17 (d)	2,125,000	2,143,224
		23,687,275
Diversified Financial Services - 2.7%
Bank of America Corp.:
3.3% 1/11/23	17,924,000	17,687,296
3.875% 3/22/17	2,890,000	3,110,097
5.65% 5/1/18	3,780,000	4,374,689
5.75% 12/1/17	11,300,000	13,075,671
6.5% 8/1/16	5,000,000	5,758,935
BP Capital Markets PLC 4.742% 3/11/21	10,000,000	11,597,380
Citigroup, Inc.:
3.375% 3/1/23	7,000,000	7,061,558
3.953% 6/15/16	5,120,000	5,517,389
4.05% 7/30/22	2,408,000	2,489,256
6.125% 5/15/18	3,790,000	4,517,168
6.5% 8/19/13	1,131,000	1,156,411
JPMorgan Chase & Co.:
2% 8/15/17	13,000,000	13,243,217
3.2% 1/25/23	11,348,000	11,338,173
3.25% 9/23/22	20,284,000	20,267,448
4.35% 8/15/21	5,816,000	6,420,154
4.5% 1/24/22	15,434,000	17,108,861
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,925,000	6,088,844
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,234,997
5.15% 3/15/20	1,651,000	1,913,672
		153,961,216
Insurance - 2.1%
American International Group, Inc. 4.875% 9/15/16	3,591,000	3,996,485
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.:
3.125% 5/27/16	$ 4,779,000	$ 5,047,126
5% 9/30/20	1,574,000	1,812,294
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,981,368
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	11,559,000	12,021,360
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,184,000	5,983,430
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,457,000	5,992,845
6.5% 3/15/35 (d)	4,626,000	5,199,185
6.7% 8/15/16 (d)	7,190,000	8,373,891
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,378,651
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,856,000	3,246,504
MetLife, Inc.:
1.756% 12/15/17 (c)	2,548,000	2,580,451
3.048% 12/15/22	5,220,000	5,247,196
6.75% 6/1/16	3,550,000	4,173,700
Metropolitan Life Global Funding I 3% 1/10/23 (d)	3,507,000	3,515,768
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,400,000	3,018,437
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	5,994,944
Pacific LifeCorp:
5.125% 1/30/43 (d)	5,673,000	5,508,767
6% 2/10/20 (d)	363,000	419,045
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	3,112,381
4.75% 9/17/15	6,617,000	7,208,963
5.8% 11/16/41	3,660,000	4,233,010
6.2% 11/15/40	1,815,000	2,198,551
7.375% 6/15/19	1,370,000	1,759,943
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,929,661
Unum Group:
5.625% 9/15/20	3,364,000	3,900,874
5.75% 8/15/42	5,701,000	6,244,060
		124,078,890
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,666,091
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23	$ 1,612,000	$ 1,622,546
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,591,292
Camden Property Trust 2.95% 12/15/22	2,214,000	2,164,464
DDR Corp. 4.625% 7/15/22	3,879,000	4,198,804
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,014,000	4,439,624
7.5% 4/1/17	2,084,000	2,478,209
9.625% 3/15/16	5,150,000	6,277,515
Duke Realty LP:
3.625% 4/15/23	2,884,000	2,889,852
3.875% 10/15/22	4,348,000	4,465,935
4.375% 6/15/22	3,137,000	3,338,875
5.4% 8/15/14	5,368,000	5,661,243
5.5% 3/1/16	3,680,000	4,049,991
5.95% 2/15/17	1,473,000	1,685,760
6.25% 5/15/13	3,602,000	3,625,035
6.5% 1/15/18	4,735,000	5,601,259
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,481,693
5.375% 10/15/15	606,000	660,262
6% 9/15/17	3,170,000	3,613,667
6.25% 1/15/17	2,488,000	2,823,178
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,650,191
5.9% 4/1/20	1,116,000	1,326,576
6.2% 1/15/17	1,240,000	1,438,889
Health Care REIT, Inc. 2.25% 3/15/18	1,808,000	1,825,254
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,895,938
6.65% 1/15/18	2,850,000	3,269,774
UDR, Inc. 5.5% 4/1/14	5,815,000	6,061,614
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,688,298
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,130,123
		96,621,952
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,861,743
6.3% 6/1/13	4,580,000	4,617,396
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 4,800,000	$ 5,096,352
4.25% 7/15/22	2,470,000	2,583,141
6.125% 4/15/20	1,499,000	1,757,715
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,916,898
4.95% 4/15/18	2,494,000	2,750,860
5.7% 5/1/17	2,297,000	2,590,212
7.5% 5/15/15	708,000	793,062
Colonial Properties Trust 5.5% 10/1/15	16,890,000	18,323,133
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,194,100
ERP Operating LP:
4.625% 12/15/21	7,286,000	8,175,453
4.75% 7/15/20	3,181,000	3,598,261
5.2% 4/1/13	4,695,000	4,695,000
5.75% 6/15/17	1,306,000	1,526,740
Liberty Property LP:
3.375% 6/15/23	3,033,000	3,013,464
4.125% 6/15/22	2,690,000	2,845,770
4.75% 10/1/20	4,767,000	5,264,270
5.5% 12/15/16	3,166,000	3,579,635
6.625% 10/1/17	3,452,000	4,098,211
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,178,874
4.5% 4/18/22	1,607,000	1,713,374
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,101,836
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	625,000	659,339
5.5% 1/15/14 (d)	4,295,000	4,412,786
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,358,787
Regency Centers LP 5.25% 8/1/15	1,981,000	2,150,465
Simon Property Group LP:
2.75% 2/1/23	3,797,000	3,732,413
4.125% 12/1/21	3,187,000	3,526,674
4.2% 2/1/15	1,628,000	1,717,359
5.1% 6/15/15	2,362,000	2,583,241
Tanger Properties LP:
6.125% 6/1/20	4,142,000	5,075,048
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 7,034,000	$ 7,958,204
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	3,714,000	3,736,745
		132,186,561
TOTAL FINANCIALS		702,966,686
HEALTH CARE - 1.9%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	10,156,000	10,915,923
5.375% 5/15/43	1,763,000	1,964,581
5.65% 6/15/42	4,502,000	5,211,790
		18,092,294
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	726,000	728,063
2.75% 11/15/22	2,930,000	2,869,141
4.125% 11/15/42	1,635,000	1,563,766
Express Scripts Holding Co.:
3.5% 11/15/16	7,371,000	7,941,759
4.75% 11/15/21	5,254,000	5,968,786
Express Scripts, Inc. 3.125% 5/15/16	4,462,000	4,713,965
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,327,565
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,711,000	1,716,797
2.75% 2/15/23	977,000	964,485
2.875% 3/15/23	7,384,000	7,380,633
3.95% 10/15/42	1,338,000	1,262,428
4.25% 3/15/43	4,000,000	3,940,400
WellPoint, Inc.:
3.3% 1/15/23	14,365,000	14,567,547
4.65% 1/15/43	6,476,000	6,485,662
		63,430,997
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (d)	5,901,000	5,975,394
2.9% 11/6/22 (d)	6,053,000	6,062,994
4.4% 11/6/42 (d)	5,911,000	5,970,565
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	$ 1,998,000	$ 2,022,170
3.25% 10/1/22	2,983,000	3,025,997
Zoetis, Inc.:
1.875% 2/1/18 (d)	898,000	904,205
3.25% 2/1/23 (d)	2,189,000	2,221,465
4.7% 2/1/43 (d)	2,196,000	2,245,667
		28,428,457
TOTAL HEALTH CARE		109,951,748
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	670,431	740,826
6.648% 3/15/19	1,353,783	1,445,164
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,271,122	1,334,678
8.36% 1/20/19	6,617,074	7,344,952
		10,865,620
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,629,000	4,649,465
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	3,155,620
TOTAL INDUSTRIALS		18,670,705
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	4,903,067
6.55% 10/1/17	2,336,000	2,794,580
		7,697,647
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,171,170
TOTAL INFORMATION TECHNOLOGY		10,868,817
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.3%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	$ 4,751,000	$ 5,089,385
4.25% 11/15/20	2,576,000	2,830,545
4.375% 11/15/42	2,171,000	2,085,875
		10,005,805
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,096,000	5,348,379
TOTAL MATERIALS		15,354,184
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	12,062,000	11,233,871
5.35% 9/1/40	3,622,000	3,883,929
5.55% 8/15/41	3,623,000	4,000,035
6.3% 1/15/38	4,683,000	5,625,842
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	328,636
CenturyLink, Inc.:
5.15% 6/15/17	445,000	468,539
6% 4/1/17	1,112,000	1,204,169
6.15% 9/15/19	3,031,000	3,214,569
Embarq Corp.:
7.082% 6/1/16	3,120,000	3,572,150
7.995% 6/1/36	1,949,000	2,054,166
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	19,670,374
		55,256,280
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	7,088,000	7,291,950
3.125% 7/16/22	4,003,000	3,928,364
		11,220,314
TOTAL TELECOMMUNICATION SERVICES		66,476,594
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 2,408,000	$ 2,417,218
2.95% 12/15/22	2,280,000	2,279,927
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,078,720
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,447,423
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	4,283,117
6.4% 9/15/20 (d)	9,269,000	11,286,535
Edison International 3.75% 9/15/17	2,719,000	2,963,609
FirstEnergy Corp.:
2.75% 3/15/18	4,774,000	4,830,281
4.25% 3/15/23	7,483,000	7,573,649
7.375% 11/15/31	7,605,000	8,919,631
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	14,740,754
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,183,384
3.75% 11/15/20	612,000	650,321
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,549,160
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,997,542
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,910,057
6% 12/1/39	2,651,000	3,255,675
		89,367,003
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	3,188,890
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,739,085
		4,927,975
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,333,126
6.5% 5/1/18	5,340,000	6,325,940
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,313,674
		9,972,740
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
2.5836% 9/30/66 (g)	11,960,000	11,170,150
7.5% 6/30/66 (g)	5,100,000	5,661,000
National Grid PLC 6.3% 8/1/16	6,883,000	7,999,884
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 2,156,000	$ 2,375,075
5.25% 2/15/43	5,536,000	5,809,899
5.4% 7/15/14	1,450,000	1,531,204
5.45% 9/15/20	6,486,000	7,605,879
5.8% 2/1/42	2,772,000	3,110,816
5.95% 6/15/41	5,116,000	5,824,141
6.4% 3/15/18	4,379,000	5,260,957
Sempra Energy:
2.3% 4/1/17	5,425,000	5,640,882
2.875% 10/1/22	2,426,000	2,420,995
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,850,000	4,179,175
		68,590,057
TOTAL UTILITIES		172,857,775
TOTAL NONCONVERTIBLE BONDS (Cost $1,350,548,674)		1,453,510,275
U.S. Treasury Obligations - 30.8%

U.S. Treasury Bonds:
2.75% 11/15/42	57,929,000	53,810,596
3% 5/15/42	54,000	52,979
3.125% 2/15/43	32,057,000	32,187,216
U.S. Treasury Notes:
0.25% 11/30/14	18,520,000	18,527,241
0.375% 1/15/16	1,151,865,000	1,153,125,125
0.5% 7/31/17 (f)	59,260,000	58,940,529
0.75% 3/31/18	219,992,000	219,820,186
0.875% 1/31/18	210,271,000	211,716,613
1.625% 8/15/22	6,000	5,927
1.625% 11/15/22	1,000	983
1.875% 10/31/17	8,000	8,433
2% 2/15/23	25,462,000	25,804,158
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,768,894,957)		1,773,999,986
U.S. Government Agency - Mortgage Securities - 30.4%
	Principal Amount	Value
Fannie Mae - 18.0%
1.928% 9/1/33 (g)	$ 837,323	$ 870,413
1.963% 5/1/34 (g)	1,508,371	1,571,712
2.155% 3/1/35 (g)	115,569	121,781
2.232% 12/1/34 (g)	120,608	126,700
2.332% 3/1/35 (g)	66,544	70,734
2.446% 8/1/36 (g)	2,222,268	2,379,236
2.5% 11/1/27 to 12/1/27	17,126,749	17,784,728
2.5% 4/1/28 (e)	9,500,000	9,857,552
2.5% 4/1/28 (e)	11,500,000	11,932,826
2.5% 4/1/28 (e)	8,900,000	9,234,969
2.526% 10/1/33 (g)	101,664	108,338
2.53% 5/1/33 (g)	25,820	27,351
2.559% 6/1/36 (g)	157,795	168,769
2.607% 5/1/35 (g)	275,592	295,678
2.675% 7/1/35 (g)	835,570	892,500
2.685% 7/1/35 (g)	198,311	212,613
2.757% 11/1/36 (g)	1,593,723	1,713,749
2.935% 5/1/36 (g)	464,377	499,350
2.935% 7/1/37 (g)	291,158	308,871
2.97% 3/1/36 (g)	491,598	528,572
3% 4/1/27 to 2/1/43	23,715,049	24,791,351
3% 4/1/43 (e)	19,800,000	20,424,019
3% 4/1/43 (e)	12,300,000	12,687,648
3% 4/1/43 (e)	8,500,000	8,767,887
3% 4/1/43 (e)	8,500,000	8,767,887
3% 4/1/43 (e)	41,500,000	42,807,918
3% 4/1/43 (e)	600,000	618,910
3% 4/1/43 (e)	12,300,000	12,687,648
3% 4/1/43 (e)	19,200,000	19,805,109
3% 4/1/43 (e)	11,900,000	12,275,042
3% 4/1/43 (e)	26,800,000	27,644,631
3% 5/1/43 (e)	9,800,000	10,082,444
3% 5/1/43 (e)	9,800,000	10,082,444
3% 5/1/43 (e)	8,800,000	9,053,623
3% 5/1/43 (e)	8,800,000	9,053,623
3% 5/1/43 (e)	26,800,000	27,572,397
3% 5/1/43 (e)	26,600,000	27,366,633
3.06% 3/1/36 (g)	676,990	727,976
3.5% 1/1/26 to 4/1/43	113,991,038	120,734,037
3.5% 4/1/43 (e)	19,400,000	20,481,961
3.5% 4/1/43 (e)	15,700,000	16,575,608
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 4/1/43 (e)	$ 5,600,000	$ 5,912,319
3.5% 4/1/43 (e)	5,000,000	5,278,856
3.5% 4/1/43 (e)	4,300,000	4,539,816
4% 9/1/26 to 7/1/42	158,715,542	170,936,984
4.5% 12/1/29 to 11/1/41	96,110,790	104,550,486
5% 6/1/20 to 6/1/40	31,774,915	34,653,282
5.5% 10/1/17 to 3/1/40	96,557,508	106,189,027
6% 5/1/15 to 1/1/42	88,004,218	97,541,213
6.5% 5/1/13 to 11/1/16	165,602	174,130
7% 9/1/14 to 6/1/32	2,552,700	2,902,514
7.5% 2/1/22 to 11/1/31	1,633,919	1,907,351
8% 6/1/29	705	842
TOTAL FANNIE MAE		1,036,302,058
Freddie Mac - 7.5%
2.377% 4/1/35 (g)	1,201,139	1,272,470
2.462% 1/1/35 (g)	98,731	105,122
2.8% 5/1/35 (g)	1,179,728	1,267,259
3% 8/1/42 to 3/1/43	41,960,970	43,160,079
3.433% 10/1/35 (g)	226,977	244,071
3.5% 1/1/26 to 3/1/43	59,616,138	63,073,969
4% 6/1/24 to 4/1/42	83,677,748	89,838,403
4% 4/1/43 (e)	9,100,000	9,670,172
4.5% 7/1/25 to 10/1/41	103,960,448	112,798,927
5% 11/1/33 to 1/1/41	49,975,087	54,182,609
5.5% 8/1/23 to 2/1/40	42,365,390	45,889,687
6% 7/1/37 to 8/1/37	2,761,783	3,023,917
6.5% 9/1/39	5,854,532	6,535,579
7.5% 11/1/16 to 6/1/32	792,323	917,345
8% 7/1/25 to 10/1/27	28,553	33,393
8.5% 2/1/19 to 5/1/22	2,406	2,783
12% 11/1/19	979	1,023
TOTAL FREDDIE MAC		432,016,808
Ginnie Mae - 4.9%
3% 4/1/43 (e)	15,000,000	15,681,335
3% 4/1/43 (e)	11,500,000	12,022,356
3% 4/1/43 (e)	5,500,000	5,744,666
3.5% 1/15/41 to 5/15/42	16,930,827	18,301,419
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
3.5% 4/1/43 (e)	$ 100,000	$ 106,938
4% 1/15/25 to 12/15/41	42,464,919	46,448,829
4.5% 5/15/39 to 4/15/41	78,851,869	86,806,676
5% 7/15/38 to 9/15/41	74,615,232	82,585,435
5.5% 11/20/33 to 12/15/38	6,822,830	7,553,261
6% 9/20/38	4,802,535	5,362,331
7% 6/15/24 to 9/15/32	3,739,128	4,349,030
7.5% 3/15/22 to 8/15/28	968,010	1,118,498
8% 4/15/24 to 12/15/25	77,575	90,254
8.5% 8/15/29 to 11/15/31	113,617	134,681
TOTAL GINNIE MAE		286,305,709
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,728,681,449)		1,754,624,575
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6742% 4/25/35 (g)	495,341	428,966
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8792% 4/25/35 (g)	27,987	27,753
Airspeed Ltd. Series 2007-1A Class C1, 2.7032% 6/15/32 (d)(g)	4,384,767	2,543,165
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2542% 12/25/33 (g)	46,230	42,093
Series 2004-R2 Class M3, 1.0292% 4/25/34 (g)	63,505	52,021
Series 2005-R2 Class M1, 0.6542% 4/25/35 (g)	1,342,000	1,311,505
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9842% 3/25/34 (g)	31,145	26,979
Series 2006-W4 Class A2C, 0.3642% 5/25/36 (g)	823,570	289,567
Capital Trust Ltd. Series 2004-1 Class A2, 0.6537% 7/20/39 (d)(g)	33,481	30,635
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3442% 12/25/36 (g)	1,172,000	666,974
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4517% 3/25/32 (MGIC Investment Corp. Insured) (g)	36,742	35,488
Series 2004-3 Class M4, 1.6592% 4/25/34 (g)	103,878	49,218
Series 2004-4 Class M2, 0.9992% 6/25/34 (g)	382,121	339,977
Asset-Backed Securities - continued
	Principal Amount	Value
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (d)	$ 2,796,337	$ 2,684,484
Fannie Mae Series 2004-T5 Class AB3, 0.9314% 5/28/35 (g)	25,289	24,058
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3792% 8/25/34 (g)	189,000	137,845
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0292% 3/25/34 (g)	9,686	7,066
Fremont Home Loan Trust Series 2005-A Class M4, 1.2242% 1/25/35 (g)	236,000	27,639
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(g)	1,531,000	1,056,390
GE Business Loan Trust Series 2003-1 Class A, 0.6332% 4/15/31 (d)(g)	95,277	90,601
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7542% 9/25/46 (d)(g)	869,581	858,711
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5242% 8/25/33 (g)	788,323	727,901
Series 2003-3 Class M1, 1.4942% 8/25/33 (g)	412,027	378,587
Series 2003-5 Class A2, 0.9042% 12/25/33 (g)	21,396	18,822
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3942% 1/25/37 (g)	805,000	386,345
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3342% 11/25/36 (g)	808,000	783,329
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6131% 12/27/29 (g)	270,910	258,364
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.3292% 7/25/33 (g)	3,241,846	2,984,348
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1792% 7/25/34 (g)	48,532	39,846
Series 2006-FM1 Class A2B, 0.3142% 4/25/37 (g)	612,506	509,596
Series 2006-OPT1 Class A1A, 0.4642% 6/25/35 (g)	844,573	754,783
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5442% 8/25/34 (g)	37,283	35,529
Series 2005-NC1 Class M1, 0.6442% 1/25/35 (g)	260,000	237,569
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7142% 9/25/35 (g)	928,000	792,184
Ocala Funding LLC:
Series 2005-1A Class A, 1.7032% 3/20/10 (b)(d)(g)	347,000	0
Series 2006-1A Class A, 1.6032% 3/20/11 (b)(d)(g)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4542% 9/25/34 (g)	346,000	277,498
Class M4, 1.6542% 9/25/34 (g)	444,000	133,753
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0042% 4/25/33 (g)	$ 3,323	$ 3,088
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3532% 3/20/19 (FGIC Insured) (d)(g)	160,378	160,273
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (g)	784,125	552,624
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9292% 9/25/34 (g)	36,989	22,147
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0642% 9/25/34 (g)	18,730	16,970
TOTAL ASSET-BACKED SECURITIES (Cost $22,846,966)		19,804,691
Collateralized Mortgage Obligations - 5.7%

Private Sponsor - 0.2%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3832% 12/20/54 (g)	1,954,000	1,826,990
Class M1, 0.5432% 12/20/54 (g)	515,000	463,500
Series 2007-1:
Class 1M1, 0.5032% 12/20/54 (g)	785,000	706,500
Class 2M1, 0.7032% 12/20/54 (g)	4,428,000	3,985,200
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.202% 1/20/44 (g)	2,564,032	2,502,533
Class 1C, 2.752% 1/20/44 (g)	279,947	269,017
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4142% 5/25/47 (g)	431,220	318,310
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3742% 2/25/37 (g)	660,279	574,792
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4942% 7/25/35 (g)	2,690,768	2,602,335
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5522% 7/10/35 (d)(g)	281,383	241,292
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6542% 6/25/33 (d)(g)	40,998	39,969
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	20,652	19,333
TOTAL PRIVATE SPONSOR		13,549,771
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 5.5%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6042% 6/25/37 (g)	$ 16,670,495	$ 16,703,706
Series 2007-85 Class FL, 0.7442% 9/25/37 (g)	5,941,909	5,993,226
Series 2007-89 Class FT, 0.7742% 9/25/37 (g)	4,579,696	4,619,277
Series 2012-110 Class JF, 0.6542% 10/25/42 (g)	7,738,158	7,746,291
Series 2012-122 Class LF, 0.6042% 11/25/42 (g)	39,368,440	39,590,990
Series 2012-93 Class FE, 0.6042% 9/25/42 (g)	20,456,599	20,492,459
floater planned amortization class:
Series 2012-128 Class VF, 0.4542% 6/25/42 (g)	22,183,445	22,211,751
Series 2012-111 Class NF, 0.5542% 5/25/42 (g)	4,635,713	4,644,296
Series 2012-113 Class PF, 0.5542% 10/25/40 (g)	12,145,131	12,180,532
Series 2012-128 Class YF, 0.5042% 6/25/42 (g)	20,599,280	20,654,259
floater sequential payer:
Series 2012-101 Class FB, 0.6542% 5/25/39 (g)	17,855,403	18,050,847
Series 2012-111 Class JF 0.6042% 7/25/40 (g)	5,531,606	5,573,982
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,031,032	3,333,670
Series 1999-57 Class PH, 6.5% 12/25/29	2,510,190	2,868,095
Series 2013-44 Class FA, 0.455% 3/21/43 (e)(g)	22,330,000	22,330,000
Freddie Mac:
floater:
Series 3349 Class FE, 0.6932% 7/15/37 (g)	5,489,051	5,523,100
Series 3376 Class FA, 0.8032% 10/15/37 (g)	5,595,266	5,663,778
Series 4087 Class FB, 0.6732% 7/15/42 (g)	44,348,129	44,443,584
floater planned amortization class Series 4094 Class BF, 0.6032% 8/15/32 (g)	6,909,771	6,941,732
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6832% 10/16/40 (g)	7,069,260	7,082,822
Series 2012-48 Class FA, 0.5532% 4/16/42 (g)	11,991,943	12,027,393
Series 2012-75 Class FA, 0.6532% 6/20/42 (g)	11,287,535	11,376,557
Series 2012-93 Class NF, 0.6032% 7/20/42 (g)	8,129,850	8,143,900
floater sequential payer Series 2010-113 Class JF, 0.6032% 3/20/38 (g)	6,117,069	6,138,313
TOTAL U.S. GOVERNMENT AGENCY		314,334,560
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $327,406,874)		327,884,331
Commercial Mortgage Securities - 9.6%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4374% 2/14/43 (g)(h)	$ 2,239,769	$ 72,405
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	2,770,000	3,119,901
Series 2006-5:
Class A2, 5.317% 9/10/47	3,848,727	3,847,622
Class A3, 5.39% 9/10/47	3,670,000	3,853,937
Series 2007-3 Class A3, 5.5924% 6/10/49 (g)	8,000,000	7,999,632
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class G, 0.5332% 10/15/19 (d)(g)	316,091	312,140
Class H, 0.5732% 10/15/19 (d)(g)	1,445,000	1,365,525
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0542% 12/25/33 (d)(g)	32,873	24,033
Series 2005-3A:
Class A2, 0.6042% 11/25/35 (d)(g)	208,863	175,267
Class M2, 0.6942% 11/25/35 (d)(g)	45,552	29,194
Class M3, 0.7142% 11/25/35 (d)(g)	40,828	25,644
Class M4, 0.8042% 11/25/35 (d)(g)	50,950	24,909
Series 2005-4A:
Class A2, 0.5942% 1/25/36 (d)(g)	755,625	594,687
Class B1, 1.6042% 1/25/36 (d)(g)	61,526	13,065
Class M1, 0.6542% 1/25/36 (d)(g)	243,893	135,886
Class M2, 0.6742% 1/25/36 (d)(g)	72,947	38,305
Class M3, 0.7042% 1/25/36 (d)(g)	106,841	54,976
Class M4, 0.8142% 1/25/36 (d)(g)	55,631	26,966
Class M5, 0.8542% 1/25/36 (d)(g)	55,631	19,643
Class M6, 0.9042% 1/25/36 (d)(g)	59,315	15,976
Series 2006-1:
Class A2, 0.5642% 4/25/36 (d)(g)	117,087	92,682
Class M6, 0.8442% 4/25/36 (d)(g)	39,412	16,604
Series 2006-2A:
Class A1, 0.4342% 7/25/36 (d)(g)	1,168,015	912,740
Class A2, 0.4842% 7/25/36 (d)(g)	105,256	82,523
Class M1, 0.5142% 7/25/36 (d)(g)	110,560	52,587
Class M2, 0.5342% 7/25/36 (d)(g)	77,922	34,890
Class M3, 0.5542% 7/25/36 (d)(g)	61,195	26,492
Class M4, 0.6242% 7/25/36 (d)(g)	41,205	10,210
Class M5, 0.6742% 7/25/36 (d)(g)	50,588	11,855
Class M6, 0.7442% 7/25/36 (d)(g)	80,370	16,819
Series 2006-3A:
Class M4, 0.6342% 10/25/36 (d)(g)	83,901	12,709
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class M5, 0.6842% 10/25/36 (d)(g)	$ 88,146	$ 4,683
Series 2006-4A:
Class A2, 0.4742% 12/25/36 (d)(g)	1,701,657	1,039,467
Class M1, 0.4942% 12/25/36 (d)(g)	122,883	43,086
Class M2, 0.5142% 12/25/36 (d)(g)	78,004	21,759
Class M3, 0.5442% 12/25/36 (d)(g)	79,072	16,507
Class M6, 0.7242% 12/25/36 (d)(g)	43,939	970
Series 2007-1 Class A2, 0.4742% 3/25/37 (d)(g)	319,342	200,342
Series 2007-2A:
Class A1, 0.4742% 7/25/37 (d)(g)	1,284,774	904,156
Class A2, 0.5242% 7/25/37 (d)(g)	1,203,529	586,516
Class M1, 0.5742% 7/25/37 (d)(g)	402,783	110,756
Class M2, 0.6142% 7/25/37 (d)(g)	154,916	26,446
Class M3, 0.6942% 7/25/37 (d)(g)	154,916	15,588
Class M4, 0.8542% 7/25/37 (d)(g)	443,405	27,841
Class M5, 0.9542% 7/25/37 (d)(g)	392,455	16,916
Class M6, 1.2042% 7/25/37 (d)(g)	91,868	753
Series 2007-3:
Class A2, 0.4942% 7/25/37 (d)(g)	452,698	235,862
Class B1, 1.1542% 7/25/37 (d)(g)	269,868	20,622
Class B2, 1.8042% 7/25/37 (d)(g)	22,684	1,212
Class M1, 0.5142% 7/25/37 (d)(g)	236,907	87,133
Class M2, 0.5442% 7/25/37 (d)(g)	251,327	73,266
Class M3, 0.5742% 7/25/37 (d)(g)	411,497	95,001
Class M4, 0.7042% 7/25/37 (d)(g)	645,313	130,997
Class M5, 0.8042% 7/25/37 (d)(g)	323,944	46,682
Class M6, 1.0042% 7/25/37 (d)(g)	244,632	29,759
Series 2007-4A:
Class M1, 1.1542% 9/25/37 (d)(g)	112,944	10,503
Class M2, 1.2542% 9/25/37 (d)(g)	112,944	8,690
Class M4, 1.8042% 9/25/37 (d)(g)	298,658	14,583
Class M5, 1.9542% 9/25/37 (d)(g)	153,951	4,908
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class H, 0.8532% 3/15/19 (d)(g)	240,442	238,293
Class J, 1.0532% 3/15/19 (d)(g)	265,000	252,907
Series 2007-BBA8:
Class D, 0.4532% 3/15/22 (d)(g)	271,000	256,499
Class E, 0.5032% 3/15/22 (d)(g)	1,409,000	1,305,423
Class F, 0.5532% 3/15/22 (d)(g)	864,000	783,207
Class G, 0.6032% 3/15/22 (d)(g)	222,000	196,801
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater: - continued
Series 2007-BBA8:
Class H, 0.7532% 3/15/22 (d)(g)	$ 271,000	$ 234,819
Class J, 0.9032% 3/15/22 (d)(g)	271,000	228,044
C-BASS Trust floater Series 2006-SC1 Class A, 0.4742% 5/25/36 (d)(g)	415,018	387,588
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5732% 8/15/21 (d)(g)	48,477	46,906
Series 2007-FL3A Class A2, 0.3432% 4/15/22 (d)(g)	103,697	102,606
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	1,759,000	1,999,797
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0532% 4/15/17 (d)(g)	82,852	73,117
Series 2005-FL11:
Class F, 0.6532% 11/15/17 (d)(g)	97,179	88,314
Class G, 0.7032% 11/15/17 (d)(g)	67,463	59,959
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6802% 6/15/39 (g)	31,052,691	35,660,476
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	10,000,000	11,542,510
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3532% 2/15/22 (d)(g)	4,655,000	4,512,594
Class C:
0.3732% 2/15/22 (d)(g)	1,212,000	1,156,743
0.4732% 2/15/22 (d)(g)	433,000	407,023
Class F, 0.5232% 2/15/22 (d)(g)	866,000	810,470
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	23,106,595
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3937% 11/5/21 (d)(g)	4,685,000	4,515,150
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	18,507,000	21,099,868
Series 2006-GG7 Class A4, 5.8616% 7/10/38 (g)	8,844,000	9,985,371
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5752% 6/6/20 (d)(g)	1,946,694	1,942,501
Class F, 0.6452% 6/6/20 (d)(g)	543,000	541,150
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,490,000	2,493,874
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Series 2007-EOP:
Class D, 2.2018% 3/6/20 (d)(g)	$ 4,485,000	$ 4,504,779
Class H, 3.3004% 3/6/20 (d)(g)	480,000	482,774
Class J, 4.0852% 3/6/20 (d)(g)	690,000	694,309
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	392,912	398,833
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4332% 11/15/18 (d)(g)	83,217	78,775
Class E, 0.4832% 11/15/18 (d)(g)	125,211	118,340
Class F, 0.5332% 11/15/18 (d)(g)	188,009	174,402
Class G, 0.5632% 11/15/18 (d)(g)	163,352	138,288
Class H, 0.7032% 11/15/18 (d)(g)	125,239	101,014
sequential payer:
Series 2006-CB14 Class A3B, 5.494% 12/12/44 (g)	870,975	883,583
Series 2006-LDP9 Class A3, 5.336% 5/15/47	4,750,000	5,349,184
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (g)	20,230,000	23,298,082
Series 2007-LD11 Class A4, 5.82% 6/15/49 (g)	79,286,746	91,069,153
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	14,769,000	17,004,835
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5432% 9/15/21 (d)(g)	743,007	719,589
Class G, 0.5632% 9/15/21 (d)(g)	3,111,988	2,982,785
Class H, 0.6032% 9/15/21 (d)(g)	378,549	355,261
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,119,472	1,135,455
Series 2007-C1 Class A4, 5.8504% 6/12/50 (g)	3,500,000	4,044,152
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	2,600,000	2,908,989
Series 2007-5 Class A4, 5.378% 8/12/48	16,070,000	18,180,682
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	11,060,000	12,559,227
Series 2007-7 Class A4, 5.741% 6/12/50 (g)	1,113,000	1,271,749
Series 2007-7 Class B, 5.741% 6/12/50 (g)	1,365,000	77,809
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.394% 10/15/20 (d)(g)	434,000	413,171
Class E, 0.454% 10/15/20 (d)(g)	542,000	497,884
Class F, 0.504% 10/15/20 (d)(g)	326,000	288,962
Class G, 0.544% 10/15/20 (d)(g)	402,000	336,227
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater Series 2007-XLFA:
Class H, 0.634% 10/15/20 (d)(g)	$ 253,000	$ 178,716
Class J, 0.784% 10/15/20 (d)(g)	146,169	55,016
Series 2006-T23 Class A3, 5.815% 8/12/41 (g)	2,485,000	2,574,701
Series 2007-HQ12 Class A4, 5.5867% 4/12/49 (g)	4,350,000	4,671,535
Series 2007-IQ14 Class B, 5.747% 4/15/49 (g)	3,845,000	1,103,092
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	1,678,648
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4832% 9/15/21 (d)(g)	906,000	851,862
Class F, 0.5432% 9/15/21 (d)(g)	1,220,000	1,140,389
Class G, 0.5632% 9/15/21 (d)(g)	1,156,000	1,050,995
Class J, 0.8032% 9/15/21 (d)(g)	257,000	195,619
Series 2007-WHL8 Class F, 0.6832% 6/15/20 (d)(g)	1,931,000	1,705,241
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,490,064	7,681,862
Series 2007-C30 Class A5, 5.342% 12/15/43	42,230,182	47,614,534
Series 2007-C31:
Class A4, 5.509% 4/15/47	33,110,000	37,488,400
Class A5, 5.5% 4/15/47	8,260,000	9,448,647
Series 2007-C32 Class A3, 5.7384% 6/15/49 (g)	44,209,000	50,744,903
Series 2007-C33 Class A4, 5.9244% 2/15/51 (g)	28,672,000	32,876,032
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,268,475
Series 2007-C31 Class C, 5.6823% 4/15/47 (g)	4,335,000	2,488,117
Series 2007-C31A Class A2, 5.421% 4/15/47	1,576,171	1,584,427
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $540,567,868)		551,292,937
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,400,000	1,451,716
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,576,938
7.3% 10/1/39	905,000	1,255,307
7.5% 4/1/34	6,765,000	9,415,798
7.55% 4/1/39	7,635,000	11,022,420
7.6% 11/1/40	14,095,000	20,620,844
7.625% 3/1/40	2,235,000	3,232,257
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	$ 755,000	$ 978,344
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,820,000	14,593,995
Series 2010-1, 6.63% 2/1/35	3,785,000	4,254,756
Series 2010-3:
6.725% 4/1/35	5,945,000	6,748,051
7.35% 7/1/35	1,915,000	2,296,411
Series 2011:
5.665% 3/1/18	2,125,000	2,427,621
5.877% 3/1/19	3,545,000	4,069,341
TOTAL MUNICIPAL SECURITIES (Cost $79,399,521)		83,943,799
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $6,097,390)	5,564,000	5,772,650
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $258,150,227)	258,150,227	258,150,227
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,558,000)	$ 1,558,019	1,558,000
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $6,084,151,926)		6,230,541,471
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(464,051,941)
NET ASSETS - 100%		$ 5,766,489,530
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/43	$ (9,800,000)	$ (10,108,858)
3% 4/1/43	(9,800,000)	(10,108,858)
3% 4/1/43	(8,800,000)	(9,077,342)
3% 4/1/43	(8,800,000)	(9,077,342)
3% 4/1/43	(600,000)	(618,910)
3% 4/1/43	(12,300,000)	(12,687,648)
3% 4/1/43	(19,200,000)	(19,805,109)
3% 4/1/43	(11,900,000)	(12,275,042)
3% 4/1/43	(26,800,000)	(27,644,631)
3% 4/1/43	(26,600,000)	(27,438,328)
3% 4/1/43	(26,800,000)	(27,644,631)
3.5% 4/1/43	(5,000,000)	(5,278,856)
3.5% 4/1/43	(800,000)	(844,617)
3.5% 4/1/43	(2,900,000)	(3,061,736)
3.5% 4/1/43	(3,500,000)	(3,695,199)
3.5% 4/1/43	(4,000,000)	(4,223,085)
3.5% 4/1/43	(6,500,000)	(6,862,513)
3.5% 4/1/43	(4,200,000)	(4,434,239)
3.5% 4/1/43	(5,000,000)	(5,278,856)
3.5% 4/1/43	(4,300,000)	(4,539,816)
TOTAL TBA SALE COMMITMENTS (Proceeds $203,677,633)		$ (204,705,616)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500,000	$ 119,471	$ (389,235)	$ (269,764)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,259,546	88,503	(297,340)	(208,837)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	218,595	(649,108)	(430,513)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	218,595	(556,543)	(337,948)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,411,000	(163,050)	64,970	(98,080)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,412,000	(163,086)	171,170	8,084
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,000,000	11,486	(112,440)	(100,954)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	4,412,000	10,135	(224,195)	(214,060)
TOTAL BUY PROTECTION						340,649	(1,992,721)	(1,652,072)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	3,279,433	(3,108,862)	18,338	(3,090,524)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	918,241	(870,481)	14,688	(855,793)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,623,547	(2,487,090)	43,187	(2,443,903)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	546,572	(518,144)	8,835	(509,309)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,973,353	(2,818,702)	47,849	(2,770,853)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,005,693	(953,384)	13,882	(939,502)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,661,580	(1,575,157)	26,309	(1,548,848)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	18,210	(544)	0	(544)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	173,429	(106,287)	0	(106,287)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	165,778	(73,077)	0	(73,077)
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 209,865	$ (154,843)	$ 0	$ (154,843)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	195,760	(44,098)	0	(44,098)
TOTAL SELL PROTECTION						(12,710,669)	173,088	(12,537,581)
TOTAL CREDIT DEFAULT SWAPS						$ (12,370,020)	$ (1,819,633)	$ (14,189,653)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,441,827 or 4.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,700,321.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,558,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 1,558,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 252,173
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,453,510,275	$ -	$ 1,453,510,275	$ -
U.S. Government and Government Agency Obligations	1,773,999,986	-	1,773,999,986	-
U.S. Government Agency - Mortgage Securities	1,754,624,575	-	1,754,624,575	-
Asset-Backed Securities	19,804,691	-	13,550,969	6,253,722
Collateralized Mortgage Obligations	327,884,331	-	327,884,331	-
Commercial Mortgage Securities	551,292,937	-	549,614,289	1,678,648
Municipal Securities	83,943,799	-	83,943,799	-
Foreign Government and Government Agency Obligations	5,772,650	-	5,772,650	-
Money Market Funds	258,150,227	258,150,227	-	-
Cash Equivalents	1,558,000	-	1,558,000	-
Total Investments in Securities:	$ 6,230,541,471	$ 258,150,227	$ 5,964,458,874	$ 7,932,370
Derivative Instruments:
Assets
Swap Agreements	$ 666,785	$ -	$ 666,785	$ -
Liabilities
Swap Agreements	$ (13,036,805)	$ -	$ (13,036,261)	$ (544)
Total Derivative Instruments:	$ (12,370,020)	$ -	$ (12,369,476)	$ (544)
Other Financial Instruments:
TBA Sale Commitments	$ (204,705,616)	$ -	$ (204,705,616)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 666,785	$ (13,036,805)
Total Value of Derivatives	$ 666,785	$ (13,036,805)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $1,558,000) - See accompanying schedule: Unaffiliated issuers (cost $5,826,001,699)	$ 5,972,391,244
Fidelity Central Funds (cost $258,150,227)	258,150,227
Total Investments (cost $6,084,151,926)		$ 6,230,541,471
Cash		2,010,231
Receivable for investments sold, regular delivery		230,197,512
Receivable for TBA sale commitments		203,677,633
Receivable for swap agreements		3,222
Receivable for fund shares sold		1,362,671
Interest receivable		28,917,381
Distributions receivable from Fidelity Central Funds		22,241
Swap agreements, at value		666,785
Total assets		6,697,399,147

Liabilities
Payable for investments purchased Regular delivery	$ 296,336,306
Delayed delivery	408,179,761
TBA sale commitments, at value	204,705,616
Payable for swap agreements	498,494
Payable for fund shares redeemed	8,127,794
Distributions payable	104
Swap agreements, at value	13,036,805
Other payables and accrued expenses	24,737
Total liabilities		930,909,617

Net Assets		$ 5,766,489,530
Net Assets consist of:
Paid in capital		$ 5,635,317,621
Net unrealized appreciation (depreciation) on investments		131,171,909
Net Assets, for 53,121,687 shares outstanding		$ 5,766,489,530
Net Asset Value, offering price and redemption price per share ($5,766,489,530 ÷ 53,121,687 shares)		$ 108.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013

Investment Income
Interest		$ 66,039,826
Income from Fidelity Central Funds		252,173
Total income		66,291,999

Expenses
Custodian fees and expenses	$ 50,614
Independent directors' compensation	10,876
Total expenses before reductions	61,490
Expense reductions	(13,758)	47,732
Net investment income		66,244,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,165,347
Swap agreements	(5,543,316)
Total net realized gain (loss)		7,622,031
Change in net unrealized appreciation (depreciation) on: Investment securities	(44,735,744)
Swap agreements	3,847,375
Delayed delivery commitments	(42,294)
Total change in net unrealized appreciation (depreciation)		(40,930,663)
Net gain (loss)		(33,308,632)
Net increase (decrease) in net assets resulting from operations		$ 32,935,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 66,244,267	$ 151,795,194
Net realized gain (loss)	7,622,031	178,393,920
Change in net unrealized appreciation (depreciation)	(40,930,663)	43,800,464
Net increase (decrease) in net assets resulting from operations	32,935,635	373,989,578
Distributions to partners from net investment income	(64,023,364)	(151,015,679)
Affiliated share transactions Proceeds from sales of shares	315,445,750	1,202,772,193
Reinvestment of distributions	64,022,762	150,995,244
Cost of shares redeemed	(550,473,188)	(689,424,634)
Net increase (decrease) in net assets resulting from share transactions	(171,004,676)	664,342,803
Total increase (decrease) in net assets	(202,092,405)	887,316,702

Net Assets
Beginning of period	5,968,581,935	5,081,265,233
End of period	$ 5,766,489,530	$ 5,968,581,935
Other Affiliated Information Shares
Sold	2,897,231	11,326,689
Issued in reinvestment of distributions	588,113	1,416,103
Redeemed	(5,052,697)	(6,521,300)
Net increase (decrease)	(1,567,353)	6,221,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 109.14	$ 104.84	$ 101.49	$ 94.59	$ 89.79	$ 96.86
Income from Investment Operations
Net investment income (loss) D	1.248	2.994	3.367	3.768	4.670	5.231
Net realized and unrealized gain (loss)	(.632)	4.299	3.177	6.758	4.770	(7.461)
Total from investment operations	.616	7.293	6.544	10.526	9.440	(2.230)
Distributions to partners from net investment income	(1.206)	(2.993)	(3.194)	(3.626)	(4.640)	(4.840)
Net asset value, end of period	$ 108.55	$ 109.14	$ 104.84	$ 101.49	$ 94.59	$ 89.79
Total Return B, C	.57%	7.06%	6.58%	11.34%	11.07%	(2.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	-% G	-% G	-% G	.02%	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% G	.02%	-% G
Expenses net of all reductions	-% A, G	-% G	-% G	-% G	.02%	-% G
Net investment income	2.30%	2.81%	3.30%	3.86%	5.32%	5.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,766,490	$ 5,968,582	$ 5,081,265	$ 4,519,180	$ 4,399,228	$ 4,039,432
Portfolio turnover rate F	328% A	344%	424%	230%	177%	229%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies

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3. Significant Accounting Policies - continued

Investment Valuation - continued

which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 180,039,640
Gross unrealized depreciation	(29,510,079)
Net unrealized appreciation (depreciation) on securities and other investments	$ 150,529,561

Tax Cost	$ 6,080,011,910

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (5,543,316)	$ 3,847,375

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $540,349,777 and $178,731,530, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $60,247.

Semiannual Report

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $10,876.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,882.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of March 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2013

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 24, 2013